Land Use Rights, Net	12 Months Ended
Dec. 31, 2014
Land Use Rights, Net [Abstract]
Land Use Rights, Net
9.	LAND USE RIGHTS, NET

	December 31,
	2013	2014

Land use rights	$77,590	$143,194
Less: accumulated depreciation and amortization	1,892	4,087

Land use rights, net	$75,698	$139,107

Amortization expenses for land use rights totaled $140, $1,714 and $2,256 for the years ended December 31, 2012, 2013 and 2014.

Future amortization expense will be $3,278 per year for each of the next five years through December 31, 2019.